Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 96.1%
Aerospace & Defense — 2.3%
CACI International, Inc. - Class A (b)	99,734	$30,045,865

Agriculture Operations — 9.3%
Archer-Daniels-Midland Co.	733,941	66,245,514
Bunge Ltd. (a)	323,070	35,799,387
Wilmar International Ltd. (a)	6,051,612	21,061,139
		123,106,040
Data Processing, Hosting & Related Services — 2.2%
Verisk Analytics, Inc.	134,183	28,799,697

Fertilizer — 3.3%
Nutrien Ltd. (a)	412,795	42,926,552

Global Exchanges — 12.3%
ASX Ltd. (a)	774,951	47,603,343
Deutsche Boerse AG (a)	269,584	48,892,020
Japan Exchange Group, Inc. (a)	507,095	9,550,724
Singapore Exchange Ltd. (a)	4,228,616	31,151,810
TMX Group Ltd. (a)	236,620	24,358,192
		161,556,089
Insurance Brokers — 3.1%
Marsh & McLennan Cos., Inc.	241,968	41,236,187

Investment Management & Advisory Services — 2.3%
Cohen & Steers, Inc.	223,395	19,187,396
Sprott, Inc. (a)(d)(e)	222,204	11,163,529
		30,350,925
Medical Labs & Testing Services — 3.6%
Charles River Laboratories International, Inc. (b)	169,405	48,105,938

Medical, Biomedical & Genetics — 1.2%
Royalty Pharma PLC - Class A (a)	389,538	15,176,400

Metal, Diversified — 4.6%
Altius Minerals Corp. (a)(b)	616,483	11,894,832
Glencore PLC (a)	7,423,886	48,873,509
		60,768,341
Metal, Iron — 3.8%
Deterra Royalties Ltd. (a)	7,317,742	26,542,030
Labrador Iron Ore Royalty Corp. (a)(d)	361,420	12,155,842
Mesabi Trust	429,397	11,439,136
		50,137,008
Oil Company, Exploration & Production — 18.3%
Brigham Minerals, Inc. - Class A	1,818,204	46,455,112
Permian Basin Royalty Trust	164,000	2,051,640
PrairieSky Royalty Ltd. (a)	4,200,455	58,144,884
Texas Pacific Land Corp.	46,836	63,327,424
Topaz Energy Corp. (a)	606,883	10,154,801
Viper Energy Partners LP	2,066,326	61,101,260
		241,235,121
Pipelines — 1.4%
Cheniere Energy, Inc.	132,102	18,315,942

Precious Metals — 11.9%
Franco-Nevada Corp. (a)	364,540	58,151,421
Osisko Gold Royalties Ltd. (a)(d)	2,097,900	27,671,301
Sandstorm Gold Ltd. (a)	2,614,310	21,123,625
Wheaton Precious Metals Corp. (a)	1,059,226	50,397,973
		157,344,320
Private Equity — 3.2%
Brookfield Asset Management, Inc. - Class A (a)	740,269	41,877,017

Real Estate Management & Services — 2.6%
CBRE Group, Inc. - Class A (b)	377,183	34,519,788

Real Estate Operators & Developers — 1.7%
The St. Joe Co.	378,095	22,398,348

Securities & Commodities Exchanges — 6.2%
CME Group, Inc.	99,611	23,693,473
Intercontinental Exchange, Inc.	438,568	57,943,604
		81,637,077
Timber — 2.8%
West Fraser Timber Co. Ltd. (a)	454,727	37,483,147
TOTAL COMMON STOCKS (Cost $1,153,457,366)		1,267,019,802

PARTNERSHIPS — 0.5%
Oil Company, Exploration & Production — 0.5%
Dorchester Minerals LP	276,759	7,181,896
TOTAL PARTNERSHIPS (Cost $3,426,211)		7,181,896

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Timber — 2.5%
Weyerhaeuser Co.	857,329	32,492,769
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $32,238,690)		32,492,769

SHORT TERM INVESTMENTS — 0.4%
Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 0.02% (c)	5,560,176	5,560,176
TOTAL SHORT TERM INVESTMENTS (Cost $5,560,176)		5,560,176

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%
U.S. Bank Money Market Deposit Account, 0.02% (c)	19,466,534	19,466,534
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $19,466,534)		19,466,534

TOTAL INVESTMENTS (Cost $1,214,148,977) - 101.0%		1,331,721,177
Other assets and liabilities, net — (1.0)%		(12,767,793)
NET ASSETS — 100.0%		$1,318,953,384

PLC	Public Limited Company
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown is the effective yield as of March 31, 2022.
(d)	All or a portion of this security is on loan as of March 31, 2022. The market values of securities out on loan is $18,536,477.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	46.6%
	Canada	30.9%	*
	Australia	5.6%
	Singapore	4.0%
	Germany	3.7%
	Jersey	3.7%
	Bermuda	2.7%
	Britain	1.2%
	Japan	0.7%
	Total Country	99.1%
	SHORT-TERM INVESTMENTS	0.4%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	1.5%
	TOTAL INVESTMENTS	101.0%
	Other assets and liabilities, net	-1.0%
	NET ASSETS	100.0%

*	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,267,019,802	$-	$-	$1,267,019,802
Partnerships*	7,181,896	-	-	7,181,896
Real Estate Investment Trusts*	32,492,769	-	-	32,492,769
Deposit Accounts	5,560,176	-	-	5,560,176
Investments Purchased With Proceeds From Securities Lending	19,466,534	-	-	19,466,534
Total Investments - Assets	$1,331,721,177	$-	$-	$1,331,721,177

* See the Schedule of Investments for industry classifications.